Leases (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease [Abstract]
Transfers	$ 979
Additions	191
Interest accretion	71
Payments from sublessor	(13)
Investment in Sublease, net, Ending Balance	1,228	$ 0
Depreciation of right-of-use assets	304	730	$ 725
Interest expense on lease liabilities	178	212	243
Expenses relating to short term leases	449	478	436
Impairment	669	78
Variable lease payments	429	505	453
Total	$ 2,029	$ 2,003	$ 1,857